UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21894

Cohen & Steers Emerging Markets Real Estate Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.9%
AUSTRALIA 0.0%
DIVERSIFIED
BGP Holdings PLC (EUR)(a),(b),(c)	4,044,867	$0

AUSTRIA 4.0%
DIVERSIFIED 2.0%
Immofinanz Immobilien Anlagen AG (USD)	221,218	969,594

RETAIL 2.0%
Atrium European Real Estate Ltd.	158,414	978,466
TOTAL AUSTRIA		1,948,060

BRAZIL 18.9%
OFFICE 2.3%
BR Properties SA	84,343	1,094,868

RESIDENTIAL 7.5%
Brookfield Incorporacoes SA	132,976	225,706
Even Construtora e Incorporadora SA	208,166	1,021,308
Ez Tec Empreendimentos e Participacoes SA	55,385	720,351
MRV Engenharia e Participacoes SA	171,521	981,917
PDG Realty SA Empreendimentos e Participacoes	434,545	689,563
		3,638,845
RETAIL 9.1%
Aliansce Shopping Centers SA	50,000	649,057
BR Malls Participacoes SA	198,649	2,571,708
Multiplan Empreendimentos Imobiliarios SA	39,613	1,144,816
		4,365,581
TOTAL BRAZIL		9,099,294

CHILE 0.8%
RETAIL
Parque Arauco SA	145,861	397,690

CHINA 4.6%
RESIDENTIAL
China Vanke Co., Ltd. (HKD)	704,260	1,535,580
Guangzhou R&F Properties Co., Ltd. Class H (HKD)	370,400	674,375
		2,209,955
HONG KONG 25.7%
DIVERSIFIED 3.7%
China Resources Land Ltd.	586,000	1,779,444

	Number of Shares	Value
RESIDENTIAL 22.0%
China Overseas Land & Investment Ltd.(d)	1,612,000	$5,009,310
Country Garden Holdings Co.(c),(d)	2,257,950	1,202,431
Evergrande Real Estate Group Ltd.(d)	1,001,000	530,483
Greentown China Holdings Ltd.	874,000	1,809,892
Longfor Properties Co., Ltd.(d)	243,000	457,462
Poly Hong Kong Investments Ltd.(c),(d)	881,000	674,774
Sino-Ocean Land Holdings Ltd.(d)	1,197,500	957,333
		10,641,685
TOTAL HONG KONG		12,421,129

INDIA 4.2%
DIVERSIFIED 2.7%
DLF Ltd.	245,960	1,288,759

RESIDENTIAL 0.7%
Prestige Estates Projects Ltd.	96,339	326,654

RETAIL 0.8%
Phoenix Mills Ltd.	77,691	402,404
TOTAL INDIA		2,017,817

INDONESIA 6.5%
DIVERSIFIED 1.2%
Lippo Karawaci Tbk PT	5,590,000	591,140

RESIDENTIAL 5.3%
Alam Sutera Realty Tbk PT	6,208,000	490,776
Ciputra Development Tbk PT	9,751,000	921,039
Summarecon Agung Tbk PT	5,726,501	1,111,200
		2,523,015
TOTAL INDONESIA		3,114,155

MALAYSIA 3.0%
RESIDENTIAL 2.5%
IJM Land Bhd	896,500	620,365
Mah Sing Group Berhad	799,700	586,842
		1,207,207
RETAIL 0.5%
CapitaMalls Malaysia Trust	426,100	253,712
TOTAL MALAYSIA		1,460,919

	Number of Shares	Value
MEXICO 2.6%
DIVERSIFIED 2.3%
Corp. Inmobiliaria Vesta SAB de CV	250,500	$483,284
Fibra Uno Administracion SA	198,907	622,005
		1,105,289
RESIDENTIAL 0.3%
Desarrolladora Homex SAB de CV(c)	57,615	140,383
TOTAL MEXICO		1,245,672

PHILIPPINES 9.9%
DIVERSIFIED 6.3%
Ayala Land	2,378,791	1,695,586
Filinvest Land	17,680,677	756,160
Robinsons Land Corp.	1,123,700	591,058
		3,042,804
RETAIL 3.6%
SM Prime Holdings	4,042,089	1,742,614
TOTAL PHILIPPINES		4,785,418

SINGAPORE 1.8%
RETAIL
CapitaRetail China Trust	619,000	877,748

SOUTH AFRICA 9.9%
DIVERSIFIED 5.5%
Capital Property Fund	196,964	231,646
Growthpoint Properties Ltd.	707,958	1,993,690
Redefine Properties Ltd.	395,593	424,121
		2,649,457
RETAIL 4.4%
Hyprop Investments Ltd.	147,058	1,176,306
Resilient Property Income Fund Ltd.	165,077	931,966
		2,108,272
TOTAL SOUTH AFRICA		4,757,729

THAILAND 6.0%
RESIDENTIAL 4.2%
Asian Property Development PCL	1,108,300	351,222
LPN Development PCL	1,498,400	1,090,385

		Number of Shares	Value
Supalai PCL		947,000	$609,738
			2,051,345
RETAIL 1.8%
Central Pattana PCL		300,500	859,076
TOTAL THAILAND			2,910,421
TOTAL COMMON STOCK (Identified cost—$35,458,863)			47,246,007

CLOSED-END FUNDS—BRAZIL 0.8%
OFFICE
FII BTG Pactual Corporate Office Fund		4,600	364,979
TOTAL CLOSED-END FUNDS (Identified cost—$338,225)			364,979

SHORT-TERM INVESTMENTS 1.4%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(e)		350,005	350,005
Federated Government Obligations Fund, 0.01%(e)		350,006	350,006
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$700,011)			700,011

TOTAL INVESTMENTS (Identified cost—$36,497,099)	100.1%		48,310,997

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)		(32,992)

NET ASSETS	100.0%		$48,278,005

Glossary of Portfolio Abbreviations

EUR	Euro Currency
HKD	Hong Kong Dollar
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c)	Non-income producing security.
(d)	Investments comply with emerging markets definition as disclosed in the Fund’s prospectus.
(e)	Rate quoted represents the seven-day yield of the fund.

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of January 31, 2013, there were $2,910,421 of securities transferred between Level 1 and Level 2, which resulted from foreign equity fair value pricing procedures utilized by the Fund as of January 31, 2013.

Cohen & Steers Emerging Markets Real Estate Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$47,246,007	$47,246,007	$—	$—	(a)
Closed-End Funds	364,979	364,979	—	—
Money Market Funds	700,011	—	700,011	—
Total Investments(b)	$48,310,997	$47,610,986	$700,011	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Income Tax Information

As of January 31, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$36,497,099
Gross unrealized appreciation	$13,105,293
Gross unrealized depreciation	(1,291,395)
Net unrealized appreciation	$11,813,898

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: March 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin	Name:	James Giallanza
	Title:	President and Principal	Title:	Treasurer and Principal
		Executive Officer		Financial Officer

Date: March 22, 2013